Note 7 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 642,936	€ 623,814
Financial Liabilities Held For Trading [Member]
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	91,358	80,774
Financial Liabilities Carrying Amount	91,358	80,774
Financial liabilities designated at fair value throuh profit or loss [Member]
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	8,922	6,993
Financial Liabilities Carrying Amount	8,922	6,993
Financial Liabilities At Amortized Cost [Member]
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	510,526	510,300
Financial Liabilities Carrying Amount	513,937	509,185
Derivatives Hedge accounting [Member]
Carrying Value And Fair Value Liabilities Line Items
Financial liabilities at fair value	3,281	2,680
Financial Liabilities Carrying Amount	€ 3,281	€ 2,680